Exhibit 99.1
SEMI-ANNUAL SERVICER’S CERTIFICATE
Pursuant to Section 4.01(c)(ii) of the Nuclear Asset-Recovery Property Servicing Agreement, dated as of June 22, 2016 (Servicing Agreement), by and between DUKE ENERGY FLORIDA, LLC, as servicer (Servicer), and Duke Energy Florida Project Finance, LLC, the Servicer does hereby certify, for the March 1, 2022, Payment Date (Current Payment Date), as follows:
Capitalized terms used but not defined herein have their respective meanings as set forth in the Servicing Agreement. References herein to certain sections and subsections are references to the respective sections of the Servicing Agreement or the Indenture, as the context indicates.
Collection Periods: September 1, 2021 to February 28, 2022
Payment Date: March 1, 2022
1.Collections Allocable and Aggregate Amounts Available for the Current Payment Date:

i.	Remittances for the	September 2021	Collection Period	$7,837,012.90
ii.	Remittances for the	October 2021	Collection Period	7,918,893.15
iii.	Remittances for the	November 2021	Collection Period	7,163,436.33
iv..	Remittances for the	December 2021	Collection Period	7,328,597.92
v.	Remittances for the	January 2022	Collection Period	5,231,880.16
vi.	Remittances for the	February 2022	Collection Period	5,927,520.76
vii.
viii.
ix.	Investment Earnings on Capital Subaccount			436.83
x.	Investment Earnings on Excess Funds Subaccount			172.16
xi.	Investment Earnings on General Subaccount			1,814.37
xii.	General Subaccount Balance (sum of i through xi above)			$41,409,764.58
xiii.	Excess Funds Subaccount Balance as of prior Payment Date			2,750,079.56
xiv.	Capital Subaccount Balance as of prior Payment Date			6,471,450.00
xv.	Collection Account Balance (sum of xii through xiv above)			$50,631,294.14

2.     Outstanding Amounts as of prior Payment Date:

i.	Series A	2018	Outstanding Amount	$—
ii.	Series A	2021	Outstanding Amount	52,163,338.00
iii.	Series A	2026	Outstanding Amount	436,000,000.00
iv.	Series A	2032	Outstanding Amount	250,000,000.00
v.	Series A	2035	Outstanding Amount	275,290,000.00
vi.	Aggregate Outstanding Amount of all Series A Bonds			$1,013,453,338.00

3.     Required Funding/Payments as of Current Payment Date:

	Principal		Principal Due
i.	Series A	2018	$—
ii.	Series A	2021	29,886,557.00
iii.	Series A	2026	—
iv.	Series A	2032	—
v.	Series A	2035	—
vi.	All Series A Bonds		$29,886,557.00

Exhibit 99.1

	Interest
	WAL		Interest Rate	Days in Interest Period	Principal Balance	Interest Due
v.	Series A	2018	1.196%	181	$—	$—
vi.	Series A	2021	1.731%	181	52,163,338.00	451,473.69
vii.	Series A	2026	2.538%	181	436,000,000.00	5,532,840.00
viii.	Series A	2032	2.858%	181	250,000,000.00	3,572,500.00
ix.	Series A	2035	3.112%	181	275,290,000.00	4,283,512.40

x.	All Series A Bonds					$13,840,326.09
					Required Level	Funding Required
xi.	Capital Account				$6,471,450.00	$—
4.     Allocation of Remittances as of Current Payment Date Pursuant to 8.02(e) of Indenture:

i.	Trustee Fees and Expenses; Indemnity Amounts				$—
ii.	Servicing Fee				323,572.50
iii.	Administration Fee				25,000.02
iv.	Operating Expenses				113,938.43

Series A Bonds			Aggregate	Per $1,000 of Original Principal Amount
v.	Semi-Annual Interest (including any past-due for prior periods)				$13,840,326.09
1.	Series A	2018	$—	$—
2.	Series A	2021	451,473.69	3.01
3.	Series A	2026	5,532,840.00	12.69
4.	Series A	2032	3,572,500.00	14.29
5.	Series A	2035	4,283,512.40	15.56

vi.	Principal Due and Payable as a Result of an Event of Default or on Final Maturity Date				$—
1.	Series A	2018	$—	$—
2.	Series A	2021	—	—
3.	Series A	2026	—	—
4.	Series A	2032	—	—
5.	Series A	2035	—	—

vii.	Semi-Annual Principal				$29,886,557.00
1.	Series A	2018	$—	$—
2.	Series A	2021	29,886,557.00	199.24
3.	Series A	2026	—
4.	Series A	2032	—
5.	Series A	2035	—

viii.	Other unpaid Operating Expenses				$—
ix.	Funding of Capital Subaccount (to required level)				—
x.	Capital Subaccount Return to Duke Energy Florida				100,696.02
xi.	Deposits to Excess Funds Subaccount				—
xii.	Released to Issuer upon Retirement of all Series Bonds				—
xiii.	Aggregate Remittances as of Current Payment Date				$44,290,090.06

Exhibit 99.1
5.    Outstanding Amount and Collection Account Balance as of Current Payment Date (after giving effect to payments to be made on such Payment Date):

i.	Series A	2018	$—
ii.	Series A	2021	22,276,781.00
iii.	Series A	2026	436,000,000.00
iv.	Series A	2032	250,000,000.00
v.	Series A	2035	275,290,000.00
vi.	Aggregate Outstanding Amount of all Series A Bonds		$983,566,781.00
vii.	Excess Funds Subaccount Balance		—
viii.	Capital Subaccount Balances		6,341,204.08
ix.	Aggregate Collection Account Balance		$6,341,204.08
6.    Subaccount Withdrawals as of Current Payment Date (if applicable, pursuant to Section 8.02(e) of Indenture):

i.	Excess Funds Subaccount	$2,750,079.56
ii.	Capital Subaccount	130,245.92
iii.	Total Withdrawals	$2,880,325.48
7.    Shortfalls in Interest and Principal Payments as of Current Payment Date:

i.	Semi-annual Interest
	Series A	2018	$—
	Series A	2021	—
	Series A	2026	—
	Series A	2032	—
	Series A	2035	—
	Total		$—
ii.	Semi-annual Principal
	Series A	2018	$—
	Series A	2021	—
	Series A	2026	—
	Series A	2032	—
	Series A	2035	—
	Total		$—
8.    Shortfalls in Payment of Return on Invested Capital as of Current Payment Date:

i.	Return on Invested Capital	$—
9.    Shortfalls in Required Subaccount Levels as of Current Payment Date:

i.	Capital Subaccount	$130,245.92

Exhibit 99.1
IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Semi-Annual Servicer’s Certificate.

Date:	February 21, 2022	DUKE ENERGY FLORIDA, LLC,
as Servicer

	By:	/s/ Michael O'Keeffe
Michael O'Keeffe
Director, Electric Utilities and Infrastructure